Other current liabilities	12 Months Ended
Mar. 31, 2019
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Other current liabilities
25.	Other current liabilities

Other current liabilities consist of the following:

	As at March 31,
	2019		2019		2018
	(In millions)
Contract liabilities (refer note 26 below)	US$	661.9	Rs.	45,773.8	Rs.	37,562.7
Statutory dues		566.0		39,139.0		31,768.3
Others		53.9		3,728.1		2,719.7

Total	US$	1,281.8	Rs.	88,640.9	Rs.	72,050.7

Statutory dues include goods and service tax, sales tax, excise duty and other taxes payable.